LONG-TERM DEBT-MORTGAGES (Narrative) (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Nov. 30, 2019	Jul. 31, 2021	Jul. 31, 2020
Debt Instrument [Line Items]
Debt instrument face amount				$ 5,255,920
Carrying value of properties collateralizing debt			$ 33,528,932
Bond St. land and building, Brooklyn, NY [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 5,255,920
Additional loans		144,080
Amount outstanding		$ 5,400,000
Term of loan		5 years
Interest rate, percent		4.375%	4.375%	4.375%
Bond St. land and building, Brooklyn, NY [Member] | Another Bank [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 6,000,000
Interest rate, percent		3.54%
Fishkill, New York Property [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,000,000
Term of loan	20 years
Maturity period of loan	5 years
Interest rate, percent	3.98%		3.98%	3.98%